SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Total Assets

Total Assets

	December 31,
	2020	2019	2018
Macau:
Mocha Clubs	$132,304	$145,919	$120,789
Altira Macau	307,657	429,980	376,655
City of Dreams	3,288,051	3,461,487	3,636,732
Studio City	3,407,884	3,153,721	3,378,646

Sub-total	7,135,896	7,191,107	7,512,822

The Philippines:
City of Dreams Manila	613,664	721,205	644,481
Cyprus:
Cyprus Operations	326,047	261,106	247,729

Corporate and Other	945,360	1,315,004	716,964

Total consolidated assets	$9,020,967	$9,488,422	$9,121,996

Capital Expenditures

Capital Expenditures

	Year Ended December 31,
	2020	2019	2018
Macau:
Mocha Clubs	$3,490	$6,620	$8,973
Altira Macau	11,519	17,707	24,450
City of Dreams	119,014	134,075	311,441
Studio City	214,625	89,846	73,189

Sub-total	348,648	248,248	418,053

The Philippines:
City of Dreams Manila	15,622	58,697	22,572
Cyprus:
Cyprus Operations	74,523	39,911	68,238

Corporate and Other	25,460	124,265	54,109

Total capital expenditures	$464,253	$471,121	$562,972

Results of Operations of Segments
The Company’s segment information and reconciliation to net (loss) income attributable to Melco Resorts & Entertainment Limited is as follows:

	Year Ended December 31,
	2020	2019	2018
Operating revenues
Macau:
Mocha Clubs	$65,322	$117,473	$113,432
Altira Macau	108,854	465,056	471,292
City of Dreams	985,619	3,050,491	2,543,649
Studio City	266,522	1,355,321	1,368,400

Sub-total	1,426,317	4,988,341	4,496,773

The Philippines:
City of Dreams Manila	224,688	602,479	612,947
Cyprus:
Cyprus Operations	51,005	94,731	32,951

Corporate and Other	25,913	51,250	46,271

Total operating revenues	$1,727,923	$5,736,801	$5,188,942

Adjusted property EBITDA (1)
Macau:
Mocha Clubs	$3,560	$23,280	$21,490
Altira Macau	(58,773)	51,470	55,547
City of Dreams	(1,326)	922,776	756,378
Studio City	(79,000)	415,098	375,288

Sub-total	(135,539)	1,412,624	1,208,703

The Philippines:
City of Dreams Manila	28,983	247,091	269,199
Cyprus:
Cyprus Operations	2,280	29,757	8,461

Total adjusted property EBITDA	(104,276)	1,689,472	1,486,363

Operating costs and expenses:
Payments to the Philippine Parties	(12,989)	(57,428)	(60,778)
Pre-opening costs	(1,322)	(4,847)	(55,390)
Development costs	(25,616)	(57,433)	(23,029)
Amortization of gaming subconcession	(57,411)	(56,841)	(56,809)
Amortization of land use rights	(22,886)	(22,659)	(22,646)
Depreciation and amortization	(538,233)	(571,705)	(488,446)
Land rent to Belle	(3,195)	(3,061)	(3,001)
Share-based compensation	(54,392)	(31,797)	(25,143)
Property charges and other	(47,223)	(20,815)	(29,147)
Corporate and Other expenses	(73,014)	(115,208)	(108,527)

Total operating costs and expenses	(836,281)	(941,794)	(872,916)

Operating (loss) income	$(940,557)	$747,678	$613,447

	Year Ended December 31,
	2020	2019	2018
Non-operating income (expenses):
Interest income	$5,134	$9,311	$5,471
Interest expenses, net of amounts capitalized	(340,839)	(310,102)	(264,880)
Other financing costs	(7,955)	(2,738)	(4,630)
Foreign exchange losses, net	(2,079)	(10,756)	(10,497)
Other (expenses) income, net	(150,969)	(23,914)	3,684
Loss on extinguishment of debt	(19,952)	(6,333)	(3,461)
Costs associated with debt modification	(310)	(579)	—

Total non-operating expenses, net	(516,970)	(345,111)	(274,313)

(Loss) income before income tax	(1,457,527)	402,567	339,134
Income tax credit (expense)	2,913	(8,339)	(238)

Net (loss) income	(1,454,614)	394,228	338,896
Net loss (income) attributable to noncontrolling interests	191,122	(21,055)	1,403

Net (loss) income attributable to Melco Resorts & Entertainment Limited	$(1,263,492)	$373,173	$340,299

Note
(1)
“Adjusted property EBITDA” is net (loss) income before interest, taxes, depreciation, amortization, pre-opening
costs, development costs, property charges and other, share-based compensation, payments to the Philippine Parties, land rent to Belle, Corporate and Other expenses, and other non-operating
income and expenses. The Company uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City, City of Dreams Manila and Cyprus Operations and to compare the operating performance of its properties with those of its competitors.

Long-Lived Assets
Long-lived Assets

	December 31,
	2020	2019	2018
Macau	$6,054,014	$6,207,746	$6,287,324
The Philippines	369,664	398,110	381,866
Cyprus	232,374	152,066	124,072
Hong Kong and other foreign countries	64,702	86,726	61,095

Total long-lived assets	$6,720,754	$6,844,648	$6,854,357